VARIABLE INTEREST ENTITIES ("VIEs")	9 Months Ended
Sep. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
VARIABLE INTEREST ENTITIES (VIEs)	VARIABLE INTEREST ENTITIES (“VIEs”)

Eskimo SPV

As of September 30, 2019, we leased one vessel from a VIE under a finance lease with a wholly-owned subsidiary, Sea 23 Leasing Co. Limited (“Eskimo SPV”) of China Merchants Bank Leasing (“CMBL”). Eskimo SPV is a special purpose vehicle (SPV).

In November 2015, we sold the Golar Eskimo to Eskimo SPV and subsequently leased back the vessel under a bareboat charter for a term of 10 years. From the third year anniversary of the commencement of the bareboat charter, we have an annual option to repurchase the vessel at fixed pre-determined amounts, with an obligation to repurchase the vessel at the end of the ten year lease period.

While we do not hold any equity investment in Eskimo SPV, we have determined that we have a variable interest in Eskimo SPV and that Eskimo SPV is a VIE. Based on our evaluation of the bareboat agreement we have concluded that we are the primary beneficiary of Eskimo SPV and, accordingly, have consolidated Eskimo SPV into our financial results. We did not record any gain or loss from the sale of the Golar Eskimo to Eskimo SPV. We continued to report the vessel in our consolidated financial statements at the same carrying value, as if the sale had not occurred, and our contractual debt with the Eskimo SPV eliminates on consolidation.

The equity attributable to CMBL in Eskimo SPV is included in non-controlling interests in our consolidated results. As of September 30, 2019, the Golar Eskimo is reported under “Vessels and equipment, net” in our consolidated balance sheet.

The following table gives a summary of the sale and leaseback arrangement, including repurchase options and obligation as of September 30, 2019:

Vessel	Effective from	Sales value (in $ millions)	Subsequent repurchase option (in $ millions)	Subsequent repurchase option	Repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Eskimo	November 2015	285.0	214.4	November 2019	128.3	November 2025

A summary of our payment obligations under the bareboat charter with Eskimo SPV as of September 30, 2019 is shown below:

(in thousands of $)	2019(1)	2020	2021	2022	2023	After 2023
Golar Eskimo*	6,101	23,001	21,801	20,951	20,224	35,268

(1) For the three months ending December 31, 2019.
*This payment obligation table above includes variable rental payments due under the lease based on an assumed LIBOR plus margin, but excludes the repurchase obligation at the end of the lease term.

The most significant impact of Eskimo SPV’s liabilities on our condensed consolidated balance sheet is as follows:

(in thousands of $)	September 30, 2019	December 31, 2018
Liabilities
Short-term debt	11,545	11,836
Long-term debt	173,902	187,401

The most significant impact of consolidation of Eskimo SPV’s operations on our condensed consolidated statement of operations is interest expense of $1.8 million and $6.0 million for the three and nine months ended September 30, 2019, respectively and $1.8 million and $5.8 million for the three and nine months ended September 30, 2018, respectively. The most significant impact of consolidation of Eskimo SPV’s cash flows on our condensed consolidated statement of cash flows is net cash of $4.6 million and $13.8 million used in financing activities for the three and nine months ended September 30, 2019, respectively, and $4.9 million and $8.2 million for the three and nine months ended September 30, 2018, respectively.

Hilli LLC

On July 12, 2018, we acquired an interest in the Hilli through the acquisition of 50% of the Hilli Common Units. Concurrently with the closing of the Hilli Acquisition, we have determined that (i) Hilli LLC is a VIE, (ii) Golar is the primary beneficiary and retains sole control over the most significant activities and the greatest exposure to variability in residual returns and expected losses from the Hilli and (iii) we are not the primary beneficiary. Thus, Hilli LLC was not consolidated into our financial statements. Refer to note 9 for summarized financial information of Hilli LLC.

As of September 30, 2019, our maximum exposure as a result of our ownership in the Hilli LLC is the carrying value of our investment in affiliate of $196.0 million (see note 9) and the outstanding portion of the Hilli Facility which we have guaranteed (see note 13).

PT Golar Indonesia

We consolidated PT Golar Indonesia (“PTGI”), which owns the NR Satu, in our consolidated financial statements effective September 28, 2011. PTGI became a VIE and we became its primary beneficiary upon our agreement to acquire all of Golar’s interests in certain subsidiaries that own and operate the NR Satu on July 19, 2012. We consolidate PTGI as we hold all of the voting stock and control all of the economic interests in PTGI.